Restructuring Charge - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 1,989,000	$ 1,786,000	$ 0
Restructuring charge outstanding	$ 1,600,000	$ 1,800,000